                   NOTIFICATION OF REPURCHASE OFFER
                       PURSUANT TO RULE 23c-3


1.  Investment Company Act File Number 811-08955
    Date of Notification:  November 15, 1999

2. Exact name of investment company as specified in registration statement:

     LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND

3.  Address of principal executive office:

     One South Wacker Drive
     Suite 3300
     Chicago, Illinois  60606


A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By:  HEIDI J. WALTER
     Heidi J. Walter
     Vice President and Secretary

       STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND

_________________________________________________________________
This is notification of the quarterly Tender Offer.  If you are not interested in selling your Shares at this time, kindly
disregard this notice.
__________________________________________________________________


                         November 15, 1999

Dear Shareholder:

This letter is to announce the regular quarterly tender offer ("Tender Offer") for the Stein Roe Institutional Floating Rate Income Fund (the "Fund"). The purpose of this Tender Offer is to provide easy access and liquidity to your assets by allowing you to sell your Shares at net asset value. The Fund will repurchase Fund shares only by Tender Offer and only during the Fund's regularly scheduled quarterly Tender Offers.

The Tender Offer period will begin on November 15, 1999, and end on December 15, 1999. If you wish to redeem shares, your Tender Offer Form (included with this letter) must be received by 3 p.m. Central time on December 15, 1999. All Tender Offer Forms received during this period will be processed after that time.

If you have no desire to sell your shares of the Fund, please disregard this notice. We will contact you again next quarter to remind you of your share sale privileges. However, if you would like to sell shares for cash in this Tender Offer, complete the Tender Offer Form included with this letter and return it in the enclosed envelope to Stein Roe Mutual Funds, P. O. Box 8900, Boston, MA 02205-8900.

All requests to tender shares must be received in good order by the Fund by 3 p.m. Central time on December 15, 1999.

If you have any questions, please refer to the enclosed Tender
Offer Document and Tender Offer Form or call the Fund at 800-774-
2321.

Sincerely,

Stein Roe Institutional Floating Rate Income Fund

          STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
                      TENDER OFFER DOCUMENT
                         November 15, 1999

This repurchase offer ("Tender Offer") of Stein Roe Institutional Floating Rate Income Fund (the "Fund") and acceptance of the Tender Offer by tender of Shares of the Fund are made upon the terms and conditions stated in this Tender Offer Document/Tender Offer Form and the Fund's prospectus and statement of additional information ("SAI").

1. The Tender Offer. The Fund is offering to repurchase for cash up to five percent (5%) (the "Tender Offer Amount") of its issued and outstanding shares ("Shares") at a price equal to the net asset value per share ("NAV") as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein. The purpose of the Tender Offer is to provide liquidity to shareholders because no secondary market exists for the Shares. The Tender Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. Repurchase Request Deadline. All tenders of Shares for repurchase must be received in proper form by the Fund on or before 3 p.m. Central time on December 15, 1999, which is the "Repurchase Request Deadline."

3. Repurchase Pricing Date. The NAV for the repurchase will be determined no later than December22, 1999 (the "Repurchase Pricing Date"), which is within seven days following the Repurchase
Request Deadline. The Fund anticipates, however, that normally the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline.

4. Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven calendar days after the Repurchase Pricing
Date.  The Fund will not charge a repurchase fee.

5. Net Asset Value. The NAV of the Fund on November 10, 1999 was $10.04 per Share. You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the date of your repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the date of your repurchase request or the Repurchase Request Deadline. Please call the Fund at 800-774-2321 for current price information. The Fund's Shares are not traded on any organized market or exchange.

6. Increase in Number of Shares Repurchased; Pro Rata Repurchases. If shareholders tender more Shares for repurchase than the Tender Offer Amount, the Fund may (but is not obligated to) repurchase an additional two percent (2%) of the Shares above the Tender Offer Amount. If the Fund determines not to repurchase the additional 2%, or if shareholders tender Shares in excess of the Tender Offer Amount plus the 2%, the Fund will repurchase Shares tendered on a pro rata basis. The Fund may, however, in its discretion accept all Shares tendered by shareholders who own less than 100 Shares and who tender all of their Shares, before prorating the Shares tendered by other shareholders.

There can be no assurance that the Fund will be able to repurchase all Shares that you have tendered, even if you tender all Shares held in your account. In the event of an oversubscribed Tender Offer, you may be unable to liquidate some or all of your investment at net asset value. You may have to wait until a subsequent Tender Offer to tender Shares that the Fund is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time period.

7. Withdrawal of Shares to be Repurchased. Tenders of Shares may be withdrawn or modified at any time prior to 3 p.m. Central time on December 15, 1999, by submitting written notice to Stein Roe
Mutual Funds at P.O. Box 8900, Boston, MA 02205-8900.

8. Suspension or Postponement of Tender Offer. The Fund may suspend or postpone a Tender Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and include the following:

    (a) if the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

    (b) for any period during which an emergency exists as a result of which is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;

    (c) for any other periods that the Securities and Exchange
        Commission permits by order for the protection of shareholders;

    (d) if the Shares are listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association and the repurchase of Shares would cause the Shares to lose that status; or

    (e) during any period in which any market on which the Shares are principally traded is closed, or during any period in which trading on the market is restricted.

You will be notified if the Fund suspends or postpones the Tender
Offer. If the Fund renews the Tender Offer after a suspension or postponement, you will be sent a new notification.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and SAI. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in the Tender Offer. The Fund intends to take the position that tendering shareholders will qualify for sale treatment. If the transaction is treated as a sale for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders that hold their Shares as a capital asset.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Tender Offer or any defect in any tender of Shares whether generally or with respect to any particular Shares(s) or shareholders. The Fund's interpretations of the terms and conditions of the Tender Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

                           * * * * *

Neither the Fund, Stein Roe & Farnham, the Fund's investment adviser, Liberty Funds Distributor, Inc., the Fund's distributor, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Tender Offer. No person has been authorized to give any information or to make any representations in connection with the Tender Offer other than those contained herein or in the Fund's prospectus, SAI or account application. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For per share net asset value and other information, or for a copy of the Fund's prospectus, call the Fund at 800-774-2321.

        STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
                        TENDER OFFER FORM

A properly completed Tender Offer Form must be received by 3 p.m.
Central time on December 15, 1999, if you want to sell Shares of Stein Roe Institutional Floating Rate Income Fund this quarter.

    Return the Form to:     Stein Roe Mutual Funds
                            P.O. Box 8900
                            Boston, MA 02205-8900

    Overnight Delivery/
    Certified or Registered Mail  Stein Roe Mutual Funds
                                  245 Summer Street
                                  Boston, MA 02210-1129

TO STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND:

Please accept this tender of the Shares designated below for repurchase at a price equal to the net asset value (NAV) per share on the Repurchase Pricing Date.

1.  Account Registration: _____________________________________

If joint account, both shareholders must sign. If shareholder is a corporation or trust, capacity to act must be included (i.e., resolution of certification).

2.  Account Number:         3.  Daytime Telephone Number:

    _____________________       (   ) ___________________________

4.  Shares Tendered:  Please check applicable box(es)*

  [_] Dollar Amount        Please tender enough Shares to net $___
  [_] Partial Share Amount Please tender _______ Shares from my
                           Account.
  [_] Full Share Tender    Please tender all Shares from my
                           Account.
  [_] IRA Distribution     Please complete section below.

-------------------------------------------------
IRA Distribution Only

Federal Income Tax Withholding:*

[_] I do not want federal income tax withheld from my distribution.
[_]  Withhold ____% of my distribution for federal income tax.

Date of Birth: _____________________

*If no box is checked, no tax will be withheld.  If the amount withheld and your estimated tax payments are insufficient, you may be subject to certain IRS penalties.
--------------------------------------------------

5.  Payment and Delivery Instructions:

    (a)  Please make check payable and mail to:

        [_]  Address of Record      [_]  Other**

             ________________________________________________
             ________________________________________________
             ________________________________________________

    (b)  Please exchange the shares into my Stein Roe
         ______________________ Fund, account number
         _________________________.

    (c) Please wire the proceeds of this tender to my bank account at __________________(bank), account number
         ____________________ (if this option was not selected on your application, a signature guarantee will be required**).

**A signature guarantee is required.  See below.

This form must be signed. Please note the following important points:

* Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the Shares are registered.
* If the Shares are held of record by two or more joint account holders, ALL MUST SIGN.
* If the signer of the document is a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation, authorized official of the custodian of an IRA account or others acting in a fiduciary or representative capacity, he or she must so indicate when signing, and submit proper evidence satisfactory to the Fund of his or her authority to so act.
* If the Shares are held in an individual or employer-sponsored retirement plan, plan distribution requirements may not be met due to the Fund's restrictions on Tender Offers, potentially resulting in additional taxes and penalties for which the undersigned assumes full responsibility.

In the following cases, all signatures must be guaranteed by an eligible institution such as a bank, securities broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association, or any other "eligible guarantor institution" as defined in Rule 17Ad-15(a)(2) under the Securities and Exchange Act of 1934:

* the proceeds for the tendered Shares will amount to $50,000 or more;
* the proceeds for tendered Shares are to be sent to a payee other than the registered owner of such Shares; or
* the proceeds for the tendered Shares are not being sent to the address of record or pre-authorized bank account.

6.   SIGNATURE(S) of owners exactly as registered:

If you are tendering IRA shares, by signing below you certify that you understand that your distribution may be subject to federal income tax and, if you are neither permanently disabled, nor at least age 59 1/2 at the time of distribution, your distribution may be subject to a penalty equal to 10% of your distribution in addition to regular income tax. For purposes of determining the taxable portion of your distribution, all IRAs held by you shall be treated as one IRA and all IRA distributions received by you in a single year shall be treated as one distribution.

_______________________________        _____________________
                                       Date
_______________________________

If you have any questions concerning this form, please call the Fund at 800-774-2321.

After completing this form, return to:

                        Stein Roe Mutual Funds
                        P.O. Box 8900
                        Boston, MA 02205-8900